Condensed Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (2,177)	$ (7,349,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		4,406,133
Interest earned on marketable securities held in Trust Account		(15,739)
Transaction costs incurred in connection with the issuance of warrants		619,676
Unrealized gain on marketable securities held in Trust Account		(4,595)
Change in fair value of promissory note		(11,600)
Changes in operating assets and liabilities:
Prepaid expenses		(416,395)
Accounts payable and accrued expenses		1,564,527
Accrued expenses	1,650
Net cash used in operating activities	(527)	(1,207,022)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		270,480,000
Proceeds from sale of Private Placement Warrants		7,520,000
Repayment of promissory note – related party		(136,833)
Proceeds from promissory note – related party	45,527	1,000,000
Proceeds from promissory note – related party		91,306
Payment of offering costs	(45,000)	(401,506)
Net cash provided by financing activities	527	278,552,967
Net Change in Cash	0	1,345,945
Cash – Beginning of period	0	0
Cash – End of period	0	1,345,945
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		276,000,000
Deferred underwriting fee payable	240,450	9,660,000
Initial classification of warrant liability		$ 16,629,600
Payment of deferred offering costs by the Sponsor in exchange for the issuance of Class B common stock	$ 25,000